AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2021

(unaudited)

Shares	Common Stocks (99.2%)	Market Value	(a)
	Communication Services (1.5%)
	Computer Software (1.1%)
113,612	Rackspace Technology, Inc.+	$2,701,693

	E-Commerce/Services (0.4%)
6,961	Zillow Group, Inc.+	902,424
	Total Communication Services	3,604,117

	Consumer Discretionary (14.2%)
	Apparel Manufacturers (1.0%)
106,038	Under Armour, Inc.+	2,349,802

	Auto/Truck Parts & Equipment - Original (1.5%)
16,615	Aptiv PLC+	2,291,209
7,241	Lear Corp.	1,312,431
		3,603,640
	Casinos & Gaming (0.6%)
21,362	Bally's Corp.+	1,388,103

	Distribution/Wholesale (1.0%)
56,186	LKQ Corp.+	2,378,353

	E-Commerce/Products (0.9%)
85,407	Leslie's, Inc.+	2,091,617

	Funeral Service & Related Items (1.0%)
46,401	Service Corp. International	2,368,771

	Protection - Safety (0.4%)
68,748	Vivint Smart Home, Inc.+	984,471

	Racetracks (0.7%)
7,048	Churchill Downs, Inc.	1,602,856

	Recreational Centers (0.5%)
14,462	Planet Fitness, Inc.+	1,117,913

	Retail - Automobile (0.8%)
13,622	CarMax, Inc.+	1,807,095

	Retail - Discount (0.8%)
17,134	Dollar Tree, Inc.+	1,961,158

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Consumer Discretionary (continued)
	Retail - Home Furnishings (0.6%)
7,865	Williams-Sonoma, Inc.	$1,409,408

	Retail - Restaurants (1.7%)
24,937	Dine Brands Global, Inc.+	2,245,078
4,758	Domino's Pizza, Inc.	1,749,945
		3,995,023
	Rubber - Tires (0.9%)
121,340	The Goodyear Tire & Rubber Co.+	2,131,944

	Schools (0.3%)
8,094	Chegg, Inc.+	693,332

	Toys (1.5%)
178,338	Mattel, Inc.+	3,552,493
	Total Consumer Discretionary	33,435,979

	Consumer Staples (3.6%)
	Brewery (1.3%)
13,055	Constellation Brands, Inc.	2,976,540

	Food - Miscellaneous/Diversified (0.7%)
22,991	Lamb Weston Holdings, Inc.	1,781,343

	Food - Wholesale/Distributors (1.6%)
37,835	Performance Food Group Co.+	2,179,674
41,948	US Foods Holding Corp.+	1,599,058
		3,778,732
	Total Consumer Staples	8,536,615

	Energy (1.4%)
	Oil - Field Services (1.4%)
46,967	Baker Hughes Co.	1,014,957
104,756	ChampionX Corp.+	2,276,348
		3,291,305
	Financials (15.0%)
	Commercial Services - Finance (0.4%)
1,881	MarketAxess Holdings, Inc.	936,588

	Decision Support Software (0.3%)
1,821	MSCI, Inc.	763,509

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Financials (continued)
	Finance - Auto Loans (2.1%)
106,923	Ally Financial, Inc.	$4,833,989

	Finance - Commercial (0.7%)
28,412	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,593,913

	Finance - Credit Card (1.1%)
26,308	Discover Financial Services	2,498,997

	Finance - Investment Banker/Broker (2.3%)
38,638	LPL Financial Holdings, Inc.	5,492,778

	Finance - Other Services (1.5%)
23,977	Nasdaq, Inc.	3,535,648

	Insurance Brokers (2.5%)
24,467	Arthur J Gallagher & Co.	3,052,748
61,238	Brown & Brown, Inc.	2,799,189
		5,851,937
	Investment Management/Advisor Service (0.9%)
8,904	Ameriprise Financial, Inc.	2,069,735

	Real Estate Management/Service (0.7%)
116,845	Realogy Holdings Corp.+	1,767,865

	Real Estate Operator/Developer (1.1%)
26,557	The Howard Hughes Corp.+	2,526,367

	REITS - Hotels (0.8%)
164,919	Service Properties Trust	1,955,939

	REITS - Single Tenant (0.6%)
42,024	Store Capital Corp.	1,407,804
	Total Financials	35,235,069

	Healthcare (12.9%)
	Diagnostic Equipment (1.4%)
109,916	Avantor, Inc.+	3,179,870

	Medical Equipment (1.8%)
10,301	Teleflex, Inc.	4,279,653

	Medical Laboratories & Testing Services (3.3%)
32,782	Catalent, Inc.+	3,452,272
22,842	IQVIA Holdings, Inc.+	4,411,704
		7,863,976

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Healthcare (continued)
	Medical Products (2.5%)
14,661	Hologic, Inc.+	$1,090,485
29,757	Zimmer Biomet Holdings, Inc.	4,763,501
		5,853,986
	Medical - Biomedical/Gene (0.9%)
3,741	Bio-Rad Laboratories, Inc.+	2,136,747

	Medical - HMO (0.5%)
18,264	Centene Corp.+	1,167,252

	Medical - Hospitals (0.9%)
11,259	HCA Healthcare, Inc.	2,120,520

	Medical - Wholesale Drug Distribution (0.9%)
58,509	AdaptHealth Corp.+	2,150,791

	Veterinary Diagnostics (0.7%)
52,497	Elanco Animal Health, Inc.+	1,546,037
	Total Healthcare	30,298,832

	Industrials (17.5%)
	Aerospace/Defense - Equipment (0.8%)
4,428	Teledyne Technologies, Inc.+	1,831,642

	Building & Construction Products - Miscellaneous (1.8%)
52,275	The AZEK Co., Inc.+	2,198,164
42,072	Builders FirstSource, Inc.+	1,950,879
		4,149,043
	Building Products - Wood (0.7%)
26,202	Masco Corp.	1,569,500

	Commercial Services - Finance (1.4%)
36,855	TransUnion	3,316,950

	Computer Services (1.2%)
14,941	Leidos Holdings, Inc.	1,438,519
15,487	Science Applications International Corp.	1,294,558
		2,733,077
	Consulting Services (0.9%)
11,680	Verisk Analytics, Inc.	2,063,739

	Distribution/Wholesale (1.6%)
37,176	Resideo Technologies, Inc.+	1,050,222
31,537	WESCO International, Inc.+	2,728,897
		3,779,119

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Industrials (continued)
	Electric - Integrated (1.2%)
24,601	Ameresco, Inc.+	$1,196,347
65,462	Evoqua Water Technologies Corp.+	1,721,651
		2,917,998
	Electric Products - Miscellaneous (0.8%)
14,358	AMETEK, Inc.	1,833,947

	Enterprise Software/Services (0.7%)
64,257	Clarivate PLC+	1,695,742

	Environmental Consulting & Engineering (0.6%)
10,162	Tetra Tech, Inc.	1,379,187

	Machinery - Electric Utility (1.5%)
174,968	Vertiv Holdings Co.	3,499,360

	Machinery - Pumps (1.5%)
34,514	Xylem, Inc.	3,630,183

	Non-Hazardous Waste Disposal (0.7%)
16,816	Republic Services, Inc.	1,670,670

	Transportation - Truck (0.9%)
16,767	XPO Logistics, Inc.+	2,067,371

	Waste Management (1.2%)
83,602	GFL Environmental, Inc.	2,921,890
	Total Industrials	41,059,418

	Information Technology (26.5%)
	Applications Software (2.8%)
30,346	CDK Global, Inc.	1,640,505
71,713	SS&C Technologies Holdings, Inc.	5,010,587
		6,651,092
	Commercial Services - Finance (3.8%)
9,844	FleetCor Technologies, Inc.+	2,644,394
17,761	Global Payments, Inc.	3,580,262
100,745	Sabre Corp.+	1,492,033
14,089	Shift4 Payments, Inc.+	1,155,439
		8,872,128
	Communications Software (0.6%)
55,282	Avaya Holdings Corp.+	1,549,554

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Information Technology (continued)
	Computer Aided Design (0.4%)
7,665	Cadence Design Systems, Inc.+	$1,050,028

	Computer Hardware & Storage (1.0%)
26,216	Dell Technologies, Inc.+	2,310,940

	Computers - Other (0.6%)
15,960	Lumentum Holdings, Inc.+	1,457,946

	Consulting Services (0.9%)
11,106	Gartner, Inc.+	2,027,400

	Data Processing/Management (1.0%)
15,636	Broadridge Financial Solutions, Inc.	2,393,872

	Electronic Components - Misc. (0.6%)
13,175	Advanced Energy Industries, Inc.	1,438,315

	Electronic Components - Semiconductors (3.2%)
56,652	Marvell Technology Group Ltd.	2,774,815
41,841	ON Semiconductor Corp.+	1,741,004
16,503	Qorvo, Inc.+	3,015,098
		7,530,917
	Electronic Measurement Instruments (2.4%)
23,441	Keysight Technologies, Inc.+	3,361,439
77,028	Vontier Corp.+	2,331,638
		5,693,077
	Internet Security (1.3%)
89,177	NortonLifeLock, Inc.	1,895,903
3,608	Palo Alto Networks, Inc.+	1,161,992
		3,057,895
	Office Automation & Equipment (3.0%)
20,921	CDW Corp.	3,467,656
7,414	Zebra Technologies Corp.+	3,597,125
		7,064,781
	Semiconductor Equipment (2.3%)
38,710	Allegro MicroSystems, Inc.+	981,299
17,136	Brooks Automation, Inc.	1,399,154
19,348	Entegris, Inc.	2,163,106
6,362	Teradyne, Inc.	774,128
		5,317,687
	Telecommunication Equipment (0.4%)
65,446	CommScope Holding Co., Inc.+	1,005,251

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Information Technology (continued)
	Web Hosting/Design (0.6%)
17,578	GoDaddy, Inc.+	$1,364,404

	Wireless Equipment (1.6%)
19,618	Motorola Solutions, Inc.	3,689,165
	Total Information Technology	62,474,452

	Materials (5.8%)
	Chemicals - Diversified (1.3%)
12,216	FMC Corp.	1,351,212
20,138	Westlake Chemical Corp.	1,788,053
		3,139,265
	Chemicals - Specialty (1.0%)
165,368	Diversey Holdings Ltd.+	2,432,563

	Containers - Metal/Glass (1.8%)
23,063	Ball Corp.	1,954,359
22,295	Crown Holdings, Inc.	2,163,507
		4,117,866
	Containers - Paper/Plastic (1.7%)
28,942	Berry Global Group, Inc.+	1,777,039
41,303	Westrock Co.	2,149,821
		3,926,860
	Total Materials	13,616,554

	Utilities (0.8%)
	Water (0.8%)
12,999	American Water Works Co., Inc.	1,948,810
	Total Common Stocks (cost $158,159,029)	233,501,151

	Short-Term Investment (0.9%)
2,332,397	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.02%* (cost $2,332,397)	2,332,397

Total Investments (cost $160,491,426 - note b)	100.2%	235,833,548
Other assets less liabilities	(0.2)	(452,975)
Net Assets	100.0%	$235,380,573

+ Non-income producing security.
* The rate is an annualized seven-day yield at period end.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Portfolio Distribution	Percent of Common Stocks
Aerospace/Defense - Equipment	0.8%
Apparel Manufacturers	1.0
Applications Software	2.8
Auto/Truck Parts & Equipment - Original	1.5
Brewery	1.3
Building & Construction Products - Miscellaneous	1.8
Building Products - Wood	0.7
Casinos & Gaming	0.6
Chemicals - Diversified	1.3
Chemicals - Specialty	1.0
Commercial Services - Finance	5.6
Communications Software	0.7
Computer Aided Design	0.4
Computer Hardware & Storage	1.0
Computer Services	1.2
Computer Software	1.2
Computers - Other	0.6
Consulting Services	1.8
Containers - Metal/Glass	1.8
Containers - Paper/Plastic	1.7
Data Processing/Management	1.0
Decision Support Software	0.3
Diagnostic Equipment	1.4
Distribution/Wholesale	2.6
E-Commerce/Products	0.9
E-Commerce/Services	0.4
Electric - Integrated	1.2
Electric Products - Miscellaneous	0.8
Electronic Components - Misc.	0.6
Electronic Components - Semiconductors	3.2
Electronic Measurement Instruments	2.4
Enterprise Software/Services	0.7
Environmental Consulting/Engineering	0.6
Finance - Auto Loans	2.1
Finance - Commercial	0.7
Finance - Credit Card	1.1
Finance - Investment Banker/Broker	2.4
Finance - Other Services	1.5
Food - Miscellaneous/Diversified	0.8
Food - Wholesale/Distributors	1.6
Funeral Service & Related Items	1.0

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2021

(unaudited)

Portfolio Distribution	Percent of Common Stocks
Insurance Brokers	2.5
Internet Security	1.3
Investment Management/Advisor Service	0.9
Machinery - Electric Utility	1.5
Machinery - Pumps	1.6
Medical - Biomedical/Gene	0.9
Medical - HMO	0.5
Medical - Hospitals	0.9
Medical - Wholesale Drug Distribution	0.9
Medical Equipment	1.8
Medical Laboratories & Testing Services	3.4
Medical Products	2.5
Non-Hazardous Waste Disposal	0.7
Office Automation & Equipment	3.0
Oil - Field Services	1.4
Protection - Safety	0.4
Racetracks	0.7
Real Estate Management/Service	0.8
Real Estate Operator/Developer	1.1
Recreational Centers	0.5
REITS - Hotels	0.8
REITS - Single Tenant	0.6
Retail - Automobile	0.8
Retail - Discount	0.8
Retail - Home Furnishings	0.6
Retail - Restaurants	1.7
Rubber - Tires	0.9
Schools	0.3
Semiconductor Equipment	2.3
Telecommunication Equipment	0.4
Toys	1.5
Transportation - Truck	0.9
Veterinary Diagnostics	0.7
Waste Management	1.3
Water	0.8
Web Hosting/Design	0.6
Wireless Equipment	1.6
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021

(unaudited)

(a)   Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)   At March 31, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $161,896,134 amounted to $73,937,414, which consisted of aggregate gross unrealized appreciation of $75,691,390 and aggregate gross unrealized depreciation of $1,753,976.

(c)   Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Common Stocks and Short-Term Investment	$ 235,833,548
Level 2 – Other Significant Observable Inputs:	—
Level 3 – Significant Unobservable Inputs	—
Total	$ 235,833,548
+ See schedule of investments for a detailed listing of securities.